Property, plant and equipment - Changes in Property, Plant and Equipment by Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 4,433,645	$ 3,609,937
Changes
Additions	884,690	985,094
Disposals	(551)	(135)
Depreciation for the year	(381,262)	(312,001)
Impairment	(10,791)	(10,759)
Increase (decrease) in foreign currency translation difference	4,243	(1,136)
Reclassifications	0	0
Reclassification to inventory	(129,235)
Other increases (decreases)	38,751	162,645
Other increases (decreases) (1)		0
Subtotal	405,845	823,708
Closing balance	4,839,490	4,433,645
Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	8,820,399
Changes
Closing balance	9,615,781	8,820,399
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(4,386,754)
Changes
Closing balance	(4,776,291)	(4,386,754)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	24,698	23,481
Changes
Additions	0	0
Disposals	0	0
Depreciation for the year	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	(116)
Reclassification to inventory	0
Other increases (decreases)	(8)	1,333
Other increases (decreases) (1)		0
Subtotal	(8)	1,217
Closing balance	24,690	24,698
Land | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	24,698
Changes
Closing balance	24,690	24,698
Land | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	340,807	285,487
Changes
Additions	2,286	9,831
Disposals	0	0
Depreciation for the year	(48,986)	(40,570)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	2,722	(180)
Reclassifications	73,115	58,986
Reclassification to inventory	0
Other increases (decreases)	19	27,253
Other increases (decreases) (1)		0
Subtotal	29,156	55,320
Closing balance	369,963	340,807
Buildings | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	947,585
Changes
Closing balance	1,028,926	947,585
Buildings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(606,778)
Changes
Closing balance	(658,963)	(606,778)
Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	135,091	62,739
Changes
Additions	228	21,109
Disposals	0	0
Depreciation for the year	(30,780)	(14,781)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	(1)
Reclassifications	92,907	65,361
Reclassification to inventory	0
Other increases (decreases)	(108)	664
Other increases (decreases) (1)		0
Subtotal	62,247	72,352
Closing balance	197,338	135,091
Other property, plant and equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	378,013
Changes
Closing balance	470,987	378,013
Other property, plant and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(242,922)
Changes
Closing balance	(273,649)	(242,922)
Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	8,125	9,165
Changes
Additions	382	0
Disposals	0	(135)
Depreciation for the year	(899)	(905)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(1)	0
Reclassifications	605	0
Reclassification to inventory	0
Other increases (decreases)	0	0
Other increases (decreases) (1)		0
Subtotal	87	(1,040)
Closing balance	8,212	8,125
Transport equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	21,737
Changes
Closing balance	22,724	21,737
Transport equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(13,612)
Changes
Closing balance	(14,512)	(13,612)
Supplies and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,405	4,139
Changes
Additions	249	99
Disposals	0	0
Depreciation for the year	(1,436)	(1,510)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	417	(3)
Reclassifications	3,071	1,314
Reclassification to inventory	0
Other increases (decreases)	59	366
Other increases (decreases) (1)		0
Subtotal	2,360	266
Closing balance	6,765	4,405
Supplies and accessories | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	32,863
Changes
Closing balance	36,923	32,863
Supplies and accessories | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(28,458)
Changes
Closing balance	(30,158)	(28,458)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,435	1,158
Changes
Additions	220	230
Disposals	0	0
Depreciation for the year	(279)	(291)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	8	0
Reclassifications	42	278
Reclassification to inventory	0
Other increases (decreases)	21	60
Other increases (decreases) (1)		0
Subtotal	12	277
Closing balance	1,447	1,435
Office equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	13,820
Changes
Closing balance	14,094	13,820
Office equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(12,385)
Changes
Closing balance	(12,647)	(12,385)
Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,518	1,605
Changes
Additions	1	3
Disposals	0	0
Depreciation for the year	(379)	(582)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	44	489
Reclassification to inventory	0
Other increases (decreases)	0	3
Other increases (decreases) (1)		0
Subtotal	(334)	(87)
Closing balance	1,184	1,518
Network and communication equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,411
Changes
Closing balance	11,460	11,411
Network and communication equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(9,893)
Changes
Closing balance	(10,276)	(9,893)
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	162,074	154,715
Changes
Additions	15,385	6,723
Disposals	0	0
Depreciation for the year	(26,268)	(21,308)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	30,524	21,944
Reclassification to inventory	0
Other increases (decreases)	0	0
Other increases (decreases) (1)		0
Subtotal	19,641	7,359
Closing balance	181,715	162,074
Mining assets | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	370,504
Changes
Closing balance	416,235	370,504
Mining assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(208,430)
Changes
Closing balance	(234,520)	(208,430)
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	5,281	2,092
Changes
Additions	803	2,432
Disposals	0	0
Depreciation for the year	(2,611)	(2,261)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	13	(1)
Reclassifications	3,360	3,231
Reclassification to inventory	0
Other increases (decreases)	31	(212)
Other increases (decreases) (1)		0
Subtotal	1,596	3,189
Closing balance	6,877	5,281
IT equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	33,819
Changes
Closing balance	37,536	33,819
IT equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(28,538)
Changes
Closing balance	(30,659)	(28,538)
Energy generating assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,269	2,893
Changes
Additions	0	0
Disposals	0	0
Depreciation for the year	(536)	(625)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Reclassification to inventory	0
Other increases (decreases)	0	1
Other increases (decreases) (1)		0
Subtotal	(536)	(624)
Closing balance	1,733	2,269
Energy generating assets | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	38,929
Changes
Closing balance	38,929	38,929
Energy generating assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(36,660)
Changes
Closing balance	(37,196)	(36,660)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,957,128	1,834,041
Changes
Additions	856,696	770,525
Disposals	0	0
Depreciation for the year		0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	(305)
Reclassifications	(382,463)	(662,051)
Reclassification to inventory	0
Other increases (decreases)	46,857	14,918
Other increases (decreases) (1)		0
Subtotal	521,090	123,087
Closing balance	2,478,218	1,957,128
Assets under construction | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,957,128
Changes
Closing balance	2,478,218	1,957,128
Assets under construction | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance	0	0
Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,790,814	1,228,422
Changes
Additions	8,440	174,142
Disposals	(551)	0
Depreciation for the year	(269,088)	(229,168)
Impairment	(10,791)	(10,759)
Increase (decrease) in foreign currency translation difference	1,084	(646)
Reclassifications	178,795	510,564
Reclassification to inventory	(129,235)
Other increases (decreases)	(8,120)	118,259
Other increases (decreases) (1)		0
Subtotal	(229,466)	562,392
Closing balance	1,561,348	1,790,814
Machinery, plant and equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,989,892
Changes
Closing balance	5,035,059	4,989,892
Machinery, plant and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(3,199,078)
Changes
Closing balance	$ (3,473,711)	$ (3,199,078)